CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred taxes related to items charged to equity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Taxes Related To Items Charged To Equity Abstract
Aggregate deferred taxation of components of other comprehensive income	$ 332	$ (2,841)	$ 1,883